Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Periodic Benefit Cost Assumptions [Member] | Prior to Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2019
Net Periodic Benefit Cost Assumptions [Member] | After Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2019
Net Periodic Benefit Cost Assumptions [Member] | Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 1 month 6 days	6 years 2 months 12 days
Net Periodic Benefit Cost Assumptions [Member] | Qualified Plan [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years 9 months 18 days	15 years 6 months
Net Periodic Benefit Cost Assumptions [Member] | Nonqualified Plan [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 3 months 18 days	12 years 1 month 6 days